Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Significant Accounting Policies [Line Items]
Deferred offering costs		$ 5,100
Triggering events occurred
Warrants to purchase	34,475
Liability [Member]
Significant Accounting Policies [Line Items]
Warrants to purchase	5,280
Equity [Member]
Significant Accounting Policies [Line Items]
Warrants to purchase	18,500
Cash and Cash Equivalents [Member]
Significant Accounting Policies [Line Items]
Cash and cash equivalents	$ 23,400	$ 16,800